Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes payable, net of discounts to related parties (in Dollars)	$ 250	$ 232	$ 0
Accrued expenses to related parties (in Dollars)	$ 1,216	$ 724	$ 0
Preferred shares, par value (in Dollars per share)	$ 10	$ 10	$ 10
Preferred shares, shares authorized (in Shares)	5,000	5,000	5,000
Preferred shares,shares outstanding (in Shares)	411	0	0
Preferred Shares, shares issued (in Shares)	411	0	0
Common shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized (in Shares)	50,000	50,000	0
Common shares, shares issued (in Shares)	1,071	7,021	0
Common shares, shares outstanding (in Shares)	1,071	7,021	0